Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets

	December 31, 2018 $	December 31, 2017 $
Prepaid expenses	12,912	7,239
Deposits	9,599	5,240
Other current assets	3,681	1,616
Foreign exchange contracts	—	4,503
	26,192	18,598